Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,237	$ 788
Accounts receivable, less allowances of $117 and $113, respectively	3,818	3,624
Inventories, net	4,194	5,158
Prepaid expenses and other current assets	455	276
Total current assets	9,704	9,846
Machinery and equipment	3,456	3,489
Demo equipment	1,311	1,101
Furniture and fixtures	225	225
Leasehold improvements	372	372
Property and equipment, at cost	5,364	5,187
Less - accumulated depreciation and amortization	4,302	3,733
Total property and equipment, net	1,062	1,454
Other assets, net	67	77
Total assets	10,833	11,377
Current liabilities:
Accounts payable	1,217	1,300
Accrued expenses	918	728
Accrued compensation	474	656
Deferred revenue	210	130
Capital lease obligations	22	75
Total current liabilities	2,841	2,889
Convertible debt - related party, net	22,414	17,000
Deferred revenue, net of current portion	93	62
Capital lease obligations, net of current portion	0	22
Total liabilities	25,348	19,973
Commitments and Contingencies
Stockholders' deficit:
Preferred stock, $0.01 par value Authorized - 5,000 shares; issued and outstanding - none	0	0
Common stock, $0.01 par value Authorized-75,000 shares; issued-47,614 shares and 46,249 shares, respectively	476	463
Additional paid-in capital	102,629	100,819
Treasury stock at cost, 59 shares and 34 shares of common stock, respectively	(78)	(50)
Accumulated deficit	(117,542)	(109,828)
Total stockholders' deficit	(14,515)	(8,596)
Total liabilities and stockholders' deficit	$ 10,833	$ 11,377